Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	SINOVAC BIOTECH LTD
Entity Central Index Key	0001084201
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	54,773,961
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 104,286,695	$ 101,585,490
Short-term investments (note 3)		1,512,447
Accounts receivable - net (notes 4 and 9)	17,834,407	22,370,296
Inventories (note 5)	8,113,428	14,541,554
Due from related party (note 12(a))		3,397,522
Prepaid expenses and deposits (note 12(b))	1,804,555	887,187
Deferred tax assets (note 10)		2,682,069
Total current assets	132,039,085	146,976,565
Property, plant and equipment (notes 7 and 9)	75,627,881	64,036,228
Long-term inventories (note 6)	5,248,237	395,516
Long-term prepaid expenses (note 12 (b))	408,656	517,957
Prepayments for acquisition of equipment	828,902	576,232
Deferred tax assets (note 10)	419,114	507,062
Licenses and permits (note 8)	1,336,254	1,348,364
Total assets	215,908,129	214,357,924
Current liabilities
Loans payable (note 9)	4,713,498	10,435,887
Accounts payable and accrued liabilities (notes 7 and 13)	29,522,495	22,091,190
Income tax payable (note 10)	3,351,127	958,411
Deferred revenue (note 20)	429,416	9,707,688
Deferred tax liability (note 10)		1,005,186
Dividends payable	795,106
Deferred government grants (note 19)	1,830,566	1,559,589
Total current liabilities	40,642,208	45,757,951
Deferred government grants (note 19)	2,277,428	2,464,565
Loans payable (note 9)	17,321,327	10,057,775
Long term payable for acquisition of assets		4,842,509
Deferred revenue (note 20)	10,369,695	3,478,629
Total long term liabilities	29,968,450	20,843,478
Total liabilities	70,610,658	66,601,429
Commitments and contingencies (notes 14 and 23)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Common stock (note 16) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 54,773,961(2010 -54,305,961)	54,774	54,306
Additional paid-in capital	105,383,346	104,152,182
Accumulated other comprehensive income	9,978,325	6,883,834
Statutory surplus reserves (note 18)	11,808,271	11,473,110
Retained earnings	2,696,227	3,876,084
Total stockholders' equity	129,920,943	126,439,516
Non-controlling interests (notes 11 and 15)	15,376,528	21,316,979
Total equity	145,297,471	147,756,495
Total liabilities and equity	$ 215,908,129	$ 214,357,924

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock, Authorized shares	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, Issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, Authorized shares	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, Issued shares	54,773,961	54,305,961
Common stock, outstanding shares	54,773,961	54,305,961

Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales (note 22)	$ 56,841,892	$ 33,401,426	$ 84,197,182
Cost of sales - (exclusive of depreciation of land-use rights and amortization of licenses and permits of $290,526 (2010 - $546,623; 2009 - $418,867) (note 5)	21,127,410	16,718,727	20,063,361
Gross profit	35,714,482	16,682,699	64,133,821
Selling, general and administrative expenses (note 12)	22,372,095	18,885,270	18,165,201
Provision for doubtful accounts	(166,865)	1,921,493	17,744
Research and development expenses - net of $686,258 (2010 - $43,278;2009 - $251,436) in government research grants	9,006,550	8,507,796	4,405,618
Depreciation of property, plant and equipment and amortization of licenses and permits	1,436,944	1,411,053	692,696
Government grants recognised as income	(763,677)	(1,924,134)	(1,295,563)
Total operating expenses	31,885,047	28,801,478	21,985,696
Operating income (loss)	3,829,435	(12,118,779)	42,148,125
Interest and financing expenses - net of $595,883 (2010 - $147,520; 2009 - $321,596) in government grants	(384,560)	(1,178,072)	(534,455)
Interest income	1,397,141	1,132,907	143,464
Other income (expenses)	279,866	95,744	(33,550)
Loss on disposal and write down of equipment	(454,973)	(1,237,685)	(169,678)
Income (loss) before income taxes and non-controlling interests	4,666,909	(13,305,885)	41,553,906
Income tax recovery (expenses) (note 10)	(5,066,603)	703,882	(11,140,521)
Consolidated net income (loss)	(399,694)	(12,602,003)	30,413,385
Less: income (loss) attributable to non-controlling interests	445,002	(4,094,659)	10,454,997
Net income (loss) attributable to stockholders	(844,696)	(8,507,344)	19,958,388
Net income (loss)	(399,694)	(12,602,003)	30,413,385
Other comprehensive income
Foreign currency translation adjustment	3,639,992	3,547,617	99,473
Total comprehensive income (loss)	3,240,298	(9,054,386)	30,512,858
Less: comprehensive income (loss) attributable to non-controlling interests	973,562	(3,205,680)	10,472,499
Comprehensive income (loss) attributable to stockholders	$ 2,266,736	$ (5,848,706)	$ 20,040,359
Earnings (loss) per share (note 21)
- basic (in dollars per share)	$ (0.02)	$ (0.16)	$ 0.47
- diluted (in dollars per share)	$ (0.02)	$ (0.16)	$ 0.46
Weighted average number of shares of common stock outstanding
- Basic (in shares)	54,608,919	53,064,968	42,580,945
- Diluted (in shares)	54,608,919	53,064,968	42,975,007

Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)
Cost of sales, depreciation of land-use rights and amortization of license and permits	$ 290,526	$ 546,623	$ 418,867
Research and development expenses, government research grants	686,258	43,278	251,436
Interest and financing expenses, government grants	$ 595,883	$ 147,520	$ 321,596

Consolidated Statements of Changes in Equity (USD $)	Total	Total stockholders' equity	Common stock	Additional paid-in capital	Accumulated other comprehensive income (foreign translation exchange n Adjustment)	Statutory surplus reserves	Retained earnings (accumulated deficit)	Non-controlling interests
Balance at Dec. 31, 2008	$ 56,899,124	$ 49,713,775	$ 42,894	$ 41,629,506	$ 4,143,225	$ 5,549,684	$ (1,651,534)	$ 7,185,349
Balance (in shares) at Dec. 31, 2008			42,893,928
Increase (Decrease) in Equity
Stock-based compensation	422,860	422,860		422,860
Exercise of stock options (note 16)	697,320	697,320	234	697,086
Exercise of stock options (in shares) (note 16)			234,100
Contribution from a former minority shareholder	115,677	115,677		115,677
Subscriptions received (note 16)	4,035	4,035		4,035
Share buyback (note 16)	(335,831)	(335,831)	(543)	(335,288)
Share buyback (in shares) (note 16)			(542,767)
Other comprehensive income (loss)
- Other comprehensive income attributable to non-controlling interests	17,502							17,502
- Other comprehensive income attributable to stockholders	81,971	81,971			81,971
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interest	10,454,997							10,454,997
- Net income (loss) attributable to stockholders	19,958,388	19,958,388					19,958,388
Transfer to statutory surplus reserves (note 18)						4,313,567	(4,313,567)
Dividend distributed to non-controlling interest	(3,849,601)							(3,849,601)
Balance at Dec. 31, 2009	84,466,442	70,658,195	42,585	42,533,876	4,225,196	9,863,251	13,993,287	13,808,247
Balance (in shares) at Dec. 31, 2009			42,585,261
Increase (Decrease) in Equity
Stock-based compensation	459,901	459,901		459,901
Exercise of stock options (note 16)	409,955	409,955	221	409,734
Exercise of stock options (in shares) (note 16)			220,700
Issuance of new common stock (note 16)	66,125,000	66,125,000	11,500	66,113,500
Issuance of new common stock (in shares) (note 16)			11,500,000
Share issuance cost	(4,279,694)	(4,279,694)		(4,279,694)
Non-controlling interest of Sinovac Dalian (note 15)	20,477,416							20,477,416
Purchase additional 25% interest in Sinovac Dalian (note 15)	(7,562,237)							(7,562,237)
Equity adjustment on acquisition of an additional 1.53% and 25% in Sinovac Beijing (note 11) and Sinovac Dalian (note 15) for the years ended 2011 and 2010, respectively		(1,112,527)		(1,112,527)				1,112,527
Other comprehensive income (loss)
- Other comprehensive income attributable to non-controlling interests	888,979	27,392		27,392				861,587
- Other comprehensive income attributable to stockholders	2,658,638	2,658,638			2,658,638
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interest	(4,094,659)							(4,094,659)
- Net income (loss) attributable to stockholders	(8,507,344)	(8,507,344)					(8,507,344)
Transfer to statutory surplus reserves (note 18)						1,609,859	(1,609,859)
Dividend distributed to non-controlling interest	(3,285,902)							(3,285,902)
Balance at Dec. 31, 2010	147,756,495	126,439,516	54,306	104,152,182	6,883,834	11,473,110	3,876,084	21,316,979
Balance (in shares) at Dec. 31, 2010			54,305,961
Increase (Decrease) in Equity
Stock-based compensation	206,301	206,301		206,301
Exercise of stock options (note 16)	748,800	748,800	468	748,332
Exercise of stock options (in shares) (note 16)			468,000
Subscriptions received (note 16)	3,360	3,360		3,360
Equity adjustment on acquisition of an additional 1.53% and 25% in Sinovac Beijing (note 11) and Sinovac Dalian (note 15) for the years ended 2011 and 2010, respectively		256,230		273,171	(16,941)			(256,230)
Other comprehensive income (loss)
- Other comprehensive income attributable to non-controlling interests	528,560							528,560
- Other comprehensive income attributable to stockholders	3,111,432	3,111,432			3,111,432
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interest	445,002							445,002
- Net income (loss) attributable to stockholders	(844,696)	(844,696)					(844,696)
Transfer to statutory surplus reserves (note 18)						335,161	(335,161)
Dividend distributed to non-controlling interest	(6,657,783)							(6,657,783)
Balance at Dec. 31, 2011	$ 145,297,471	$ 129,920,943	$ 54,774	$ 105,383,346	$ 9,978,325	$ 11,808,271	$ 2,696,227	$ 15,376,528
Balance (in shares) at Dec. 31, 2011			54,773,961

Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Equity
Purchase additional interest in business acquired		25.00%
Equity adjustment on acquisition of additional in Sinovac Dalian	1.53%	25.00%

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from (used in) operating activities
Net income (loss)	$ (399,694)	$ (12,602,003)	$ 30,413,385
Adjustments to reconcile net income to net cash provided by operating activities:
- deferred income taxes	2,845,195	(1,708,489)	1,261,823
- stock-based compensation	206,301	459,901	422,860
- inventory provision	4,034,169	6,805,541	593,451
- provision for (recovery of) doubtful accounts	(166,865)	1,921,493	17,744
- write-down of equipment and loss on disposal	454,973	1,237,685	169,678
- research and development expenditures qualified for government grant	(686,258)	(43,278)	(251,436)
- depreciation of property, plant and equipment and amortization of licenses and permits	4,825,613	4,232,103	2,239,139
- deferred government grant recognized in income	(432,543)	(416,019)	(1,119,054)
- accretion expenses	377,410	117,064
Changes in:
- accounts receivable	5,474,602	1,003,642	(5,019,696)
- inventories	(1,915,078)	(8,597,440)	(5,384,946)
- income tax payable	1,339,812	(5,524,628)	6,758,750
- prepaid expenses and deposits	(530,715)	(903,696)	468,782
- deferred revenue	(2,695,943)	426,040	12,722,284
- accounts payable and accrued liabilities	1,204,647	(686,461)	5,118,740
Net cash provided by (used in) operating activities	13,935,626	(14,278,545)	48,411,504
Cash flows from financing activities
- Loan proceeds	11,391,836	19,989,083	17,687,473
- Loan repayments	(10,658,840)	(17,850,030)	(10,232,422)
- Proceeds from issuance of common stock, net of share issuance costs	748,800	62,255,261	697,320
- Repurchase of common shares			(335,831)
- Proceeds from shares subscribed	3,360		4,035
- Dividends paid to non-controlling shareholder of Sinovac Beijing	(5,862,676)	(3,285,902)	(3,846,501)
- Government grants received	1,592,925	372,012	1,318,857
- Repayment from (loan to) non-controlling shareholder of Sinovac Beijing	3,397,522	(3,286,695)
Net cash provided by financing activities	612,927	58,193,729	5,292,931
Cash flows used in investing activities
- Restricted cash		64,400	(64,400)
- Proceeds from disposal of equipment	122,089	231,606
- Proceeds from redemption of short-term investments	1,544,759	7,314,187
- Purchase of short-term investments		(1,475,209)	(7,308,873)
- Prepayments for acquisition of equipment	(467,183)	(562,043)
- Acquisition of property, plant and equipment	(14,989,876)	(24,817,168)	(4,320,065)
Net cash used in investing activities	(13,790,211)	(19,244,227)	(11,693,338)
Exchange gain on cash and cash equivalents	1,942,863	1,961,321	48,013
Increase in cash and cash equivalents	2,701,205	26,632,278	42,059,110
Cash and cash equivalents, beginning of year	101,585,490	74,953,212	32,894,102
Cash and cash equivalents, end of year	104,286,695	101,585,490	74,953,212
Supplemental disclosure of cash flow information:
Cash paid for interest, net of amount capitalized	455,851	1,017,502	914,546
Cash paid for income taxes	881,596	5,986,249	3,066,447
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment included in accounts payable and accrued liabilities	$ 9,124,751	$ 3,958,740	$ 1,120,330

Basis of Presentation	12 Months Ended
Dec. 31, 2011
Basis of Presentation
Basis of Presentation

1.                              Basis of Presentation

The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (“US GAAP”). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly-owned or controlled subsidiaries (collectively, the “Company”). All significant intercompany transactions have been eliminated. Details of the Company’s subsidiaries are as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2011	Percentage of ownership as of December 31, 2010	Principal activity
Sinovac Biotech (Hong Kong) Ltd (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Sales of vaccine products

Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 11)	April 2001	PRC	73.09%	71.56%	Research and development, production and sales of vaccine products

Tangshan Yian Biological Engineering Co., Ltd (“Tangshan Yian”)	February 1993	PRC	100%	100%	Research and development, production and sales of vaccine products

Sinovac Biological Technology Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products

Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (notes 11 and 15)	January 2010	PRC	55%	55%	Research and development, production and sales of vaccine products

Ownership in the subsidiaries located in the People’s Republic of China (“PRC” or “China”), as well as licenses and permits, involve certain inherent risks due to the complexity of the governmental rules in China.  Such ownership could be challenged by PRC government authorities.  Each of these matters is subject to uncertainty, and it is possible that some of these matters may result in unfavorable outcome for the Company.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

2.                                      Significant Accounting Policies

(a)                               Use of Estimates

In preparing the Company’s consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant estimates made by management include: provision for product returns, allowance for doubtful accounts, inventory provision, useful lives of amortizable intangible assets, and realizability of deferred tax assets. On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s consolidated financial statements could be materially impacted.

(b)                               Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments that are readily convertible to cash with maturities of three months or less when purchased. Cash equivalents as of December 31, 2011 and 2010 are short-term deposits and investments with banks with original maturities of three months or less.

(c)                                Short-term Investments

Short-term investments are classified as being available-for-sale and are reported at fair value with all unrealized gains and temporary unrealized losses recognized in other comprehensive income. Other-than-temporary credit losses that represent a decrease in the cash flows expected to be collected on the short-term investments are recognized in net income (loss). Related fees and costs are recorded in consolidated statements of income when they are incurred.

(d)                               Accounts Receivable

The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. The Company determines the allowance based on known troubled accounts, historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay.

(e)                                Inventories

Inventories are stated at the lower of cost or replacement cost with respect to raw materials and the lower of cost and net realizable value with respect to finished goods and work in progress. Cost of work in progress and finished goods is generally determined on weighted average cost basis and includes direct material, direct labour and overhead. Net realizable value represents the anticipated selling price less estimated costs of completion and distribution.

(f)                                 Property, Plant and Equipment

Property, plant and equipment are recorded at cost.  Significant additions and improvements are capitalized, while repairs and maintenance are charged to expenses as incurred. Equipment purchased for specific research and development projects with no alternative uses are expensed. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in operating income (loss).

Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and building	30 years
Land-use rights	term of leases, ranging from 28 to 49 years
Machinery and equipment	5 to 10 years
Motor vehicles	5 years
Office equipment and furniture	3 to 5 years
Leasehold improvement	Lesser of useful lives and term of lease

(g)                                Licenses and Permits

The Company capitalizes the patent payment and the purchase cost of vaccines if the vaccine has received a new drug certificate from the State Food and Drug Administration (“SFDA”) of China. If the vaccine has not received a new drug certificate, the purchase cost is expensed as in-process research and development.

Licenses and permits, in relation to the production and sales of pharmaceutical products, are amortized on a straight-line basis over their respective useful lives, which are estimated to be 10 years for inactivated hepatitis A and recombinant hepatitis A&B licenses and 20 years for H5N1 license. Useful lives of licenses and permits are subject to the uncertainties described in note 1.

(h)                               Impairment of Long-Lived Assets

Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable from the future undiscounted net cash flows expected to be generated by the asset.  If the asset is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset and its estimated fair value based on discounted net future cash flows. There were no impairment adjustments to the carrying value of the long-lived assets for the years ended December 31, 2011, 2010 and 2009.

(i)                                  Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method.  Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized. Deferred tax assets and liabilities are measured using enacted tax rates and laws.

On January 1, 2007, the Company adopted the guidance issued by the Financial Accounting Standards Board (“FASB”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 (“FIN 48”), codified in the FASB Accounting Standards Codification (“ASC”) 740, Income Taxes. ASC 740 prescribes a more-likely—than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on the recognition and derecognition of income tax assets and liabilities; classification of current and deferred income tax assets and liabilities accounting for interest and penalties associated with tax positions; accounting for income taxes in interim periods and income tax disclosures.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority, based on the technical merits of the position. The tax benefits recognized from such a position are measured based on the amount that is greater than 50% likely of being realized upon settlement. Liabilities associated with uncertain tax positions are classified as long-term unless expected to be paid within one year. Interest and penalties related to uncertain tax positions, if any, are recorded in the provision for income taxes and classified with the related liability on the consolidated balance sheet.

The Company has reviewed the tax positions taken, or to be taken, in its tax return for all tax years currently open to examination by a taxing authority in accordance with the recognition and measurement standards of ASC 740. The Company is not under examination by any authority for income tax purposes and has not applied any income tax filing extension.

The Company is not subject to taxation in the U.S. The Company’s taxing jurisdiction is Antigua and Barbuda. Sinovac Hong Kong’s taxing jurisdiction is Hong Kong. Sinovac Canada has had no transactions/activities since inception. The Company’s four subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian’s taxing jurisdiction is China. Income tax returns filed by the Company and its active subsidiaries that are subject to examination are Sinovac Beijing and Tangshan Yian for the years since 2004 and Sinovac R&D and Sinovac Dalian for the year since 2010.

(j)                                  Value-added Taxes

Value-added taxes collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. Value-added taxes collected from customers are excluded from revenue.

(k)                                 Revenue Recognition

Sales revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred and there is a reasonable assurance of collection of the sales proceeds. The Company generally obtains purchase authorizations from its customers for a specified amount of products at a specified price and considers delivery to have occurred when the customer takes title of the products.  The Company provides its customers with a limited right of return. The product return provision for seasonal influenza vaccine at year end is estimated based on actual sales returns because the returned products are known by the end of the flu season which is generally end of March. As of December 31, 2011, reserves for seasonal influenza vaccine returns are approximately $1 million (December 31, 2010 - $3.2 million). The product return provisions for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine are estimated based on historical return and exchange levels, external data with respect to inventory levels as well as the remaining shelf lives of the products in the distribution channel. As of December 31, 2011, reserves for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine returns are $1.7 million (December 31, 2010 - $2.6 million). Sales return provision on inactivated hepatitis A and combined inactivated hepatitis A&B represents 8.3% and 16% of private pay market sales in 2011 and 2010, respectively. For H1N1 and H5N1 vaccines, customers do not have a right of return.

Deferred revenue is generally relating to government stockpiling programs and advances received from customers. For government stockpiling programs, the Company generally obtains purchase authorizations from the government for a specified amount of products at a specified price and revenue is recognized when the government takes delivery of the products. If the products expire prior to delivery, revenue related to these expired products is recognized once cash has been received and the products have expired and passed government inspection.

(l)                                   Shipping and Handling

Shipping and handling fees billed to customers are included in sales. Costs related to shipping and handling are part of selling expenses in the consolidated statements of income (loss). In 2011, $1,197,272 (2010 - $1,051,791; 2009 - $1,387,766) related to shipping and handling costs was included in selling expenses in the consolidated statements of income (loss).

(m)                           Advertising Expenses

Advertising costs are expensed as incurred and included in selling expenses. Advertising costs were $11,973 for the year ended December 31, 2011 (2010 - $39,615; 2009 - $67,614).

(n)                               Research and Development

Research and development costs are charged to operations as incurred and are listed as a separate line item on the Company’s consolidated statements of income (loss).

(o)                               Government Grants

Government grants are received from the PRC government by the operating subsidiaries of the Company. Government grants for reimbursement of research and development expenses are taken into income in the period in which the expenses are incurred and the conditions imposed by the government authorities are fulfilled. Government grants for research and development recognized are recorded as reduction to research and development expenses and classified as operating income in the Company’s consolidated statements of income (loss). Government grants for building production facilities are deferred and recognized in income in the same manner as the production facilities are amortized. Interest subsidies are recorded as reduction to interest expenses in the Company’s consolidated statements of income (loss) or recorded as reduction to interest capitalized if the subsidies granted are related to a specific borrowing associated with building a qualifying asset. Other incentives received from local government to encourage expansion of local businesses are recognized in operating income. Government grants are recognized when there is reasonable assurance that the amount is receivable and all the conditions specified in the grant have been met.

(p)                               Foreign Currency Transaction

The Company and its active subsidiaries maintain their accounting records in their functional currencies, U.S. dollars and Renminbi Yuan (“RMB”), respectively. The Company translates foreign currency transactions into its functional currency in the following manner:

At the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date.  At the period end, foreign currency monetary assets, and liabilities are re-evaluated into the functional currency by using the exchange rate in effect at the balance sheet date.  The resulting foreign exchange gains and losses are included in operations.

The assets and liabilities of the foreign subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D, and Sinovac Dalian are translated into U.S. dollars at exchange rates in effect at the balance sheet date.  Revenue and expenses are translated at average exchange rate.  Gain and losses from such translations are included in stockholders’ equity as a component of other comprehensive income.

(q)                               Stock-based Compensation

Compensation expense for costs related to all share-based payments, including grants of stock options, is recognized through a fair-value based method. The Company uses the Black-Scholes option-pricing model to determine the fair value for the awards.  The value of the portion of the award that is ultimately expected to vest is recognized on a straight-line basis as expense over the requisite service period in the consolidated statements of income (loss).

(r)                                  Comprehensive Income

The Company’s comprehensive income consists of net earnings and foreign currency translation adjustments.

(s)                                 Earnings Per Share

Earnings per share (“EPS”) are calculated in accordance with FASB guidance codified in ASC 260, Earnings per Share. Basic earnings per share are computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents of options.

(t)                                  Financial Instruments and Concentration of Credit Risks

Fair Value of Financial Instruments

Assets and liabilities subject to fair value measurements are required to be disclosed within a specified fair value hierarchy. The fair value hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

· Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

· Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

· Level 3 — Unobservable inputs for the asset or liability.

As of December 31, 2011 and 2010, the Company did not have any Level 3 financial assets. As of December 31, 2010, the Company’s Level 2 financial assets were short-term investments measured at fair value. As of December 31, 2011 and 2010, the Company did not have financial liabilities measured at fair value on a recurring basis.

The fair values of financial instruments are estimated at a specific point in time, based on relevant information about financial markets and specific financial instruments.  As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying values of cash and cash equivalents, short-term investments, accounts receivable, short-term loans payable, accounts payable and accrued liabilities, and due from related parties approximate their fair value because of their short term nature.  The fair values of loans payable and long-term payable for acquisition of assets are based on the estimated discounted value of future contractual cash flows which approximate their fair value as they have variable interest rates adjusted every 12 months. The discount rate is estimated using the rates currently offered for debt with similar remaining maturities.

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between US dollars and the Chinese RMB. In 2011, foreign exchange gain of $294,653 (2010 — loss of $209,958; 2009 — loss of $8,880) is included in selling, general and administrative expenses. As at December 31, 2011, cash and cash equivalents of $80,191,109 (RMB 510,392,021) (December 31, 2010 — $46,420,594 (RMB 306,923,681); December 31, 2009 — $64,993,822 (RMB 444,362,763)) are denominated in RMB and are held in PRC and Hong Kong.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents, accounts receivable, and short-term investments, the balances of which are stated on the consolidated balance sheets which represents the Company’s maximum exposure. The Company places its cash and cash equivalents in high credit quality financial institutions. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. The Company’s customers are various government agencies in China. No single customer accounted for more than 10% of total sales for the years ended December 31, 2011, 2010 and 2009 except for government stockpile purchases (note 22). To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition. The Company does not require collateral or other security to support financial instruments subject to credit risks.

Interest Rate Risks

The Company is subject to interest rate risk.  The interest-bearing loans are short-term or at variable rate based on the respective bank’s primary lending rate (note 9).

(u)                                 Recently Adopted Accounting Standards

Effective January 1, 2011, the Company adopted Accounting Standard Update (“ASU”) 2009-13, which amends ASC 605 Revenue Recognitions, Multiple-Deliverable Revenue Arrangements. The amendments require an entity to allocate arrangement consideration at the inception of the arrangement to all of its deliverables based on relative selling prices. The guidance eliminates the use of the residual method of allocation and expands the ongoing disclosure requirements. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

Effective January 1, 2011, the Company adopted ASU 2010-13, which amends ASC 718 Compensation — Stock Compensation, Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. The amendments clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a market, performance, or service condition. Therefore, such an award is not to be classified as a liability if it otherwise qualifies as equity classification. The amendments are effective for fiscal year beginning on or after December 15, 2010, with early adoption permitted. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

Effective January 1, 2011, the Company adopted ASU 2010-17, which amends ASC 605, Revenue Recognition, Milestone Method of Revenue Recognition. The amendments provide guidance on defining a milestone under ASC 605 and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. The amendments are effective for fiscal year beginning on or after June 15, 2010, with early adoption permitted. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

Effective January 1, 2011, the Company adopted ASU 2010-29, which amends ASC 805, Business Combinations, Disclosure of Supplementary Pro Forma Information for Business Combinations. The ASU clarifies that if comparative financial statements are presented, the pro forma disclosures for both periods presented should be reported as if the acquisition had occurred as of the beginning of the comparable prior annual reporting period only and not as if it had occurred at the beginning of the current annual reporting period. The ASU also expands the supplemental pro forma disclosure requirements to include a description of the nature and amount of any material non-recurring adjustments that are directly attributable to the business combination. The guidance in the ASU is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, and should be applied prospectively. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

(v)         Recently Issued Accounting Guidance, Not Adopted as of December 31, 2011

In May 2011, the FASB issued ASU 2011-4, which amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge US GAAP and IFRS requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective for fiscal year beginning on or after December 15, 2011. The Company is currently evaluating the effect that the adoption of this guidance will have on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-5, which amends the presentation guidance in ASC 220, Comprehensive Income, and will result in more converged guidance on how comprehensive income is presented under US GAAP and IFRS, although some differences remain. The new US GAAP guidance gives companies two choices of how to present items of net income, items of other comprehensive income or separate consecutive statements. Companies will no longer be allowed to present OCI in the statement of stockholders’ equity. Earnings per share would continue to be based on the net income. Although existing guidance related to items that must be presented in other comprehensive income (“OCI”) has not changed, companies will be required to display reclassification adjustments for each component of OCI in both net income and OCI. Also companies will need to present the components of other comprehensive income in their interim and annual financial statements. The amendments are effective for fiscal year beginning on or after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, which defers ASU 2011-05 requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and OCI on the face of the financial statements. Companies are still required to present reclassifications out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The ASU also defers the requirement to report reclassification adjustments in interim periods. The Company is currently evaluating the effect that the adoption of this guidance will have on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which amends the disclosure guidance in ASC 210, Balance Sheet. New disclosures are required to enable users of financial statements to understand significant quantitative differences in balance sheets prepared under US GAAP and IFRS related to the offsetting of financial instruments. The existing US GAAP guidance allowing balance sheet offsetting, including industry-specific guidance, remains unchanged. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The amendments should be applied retrospectively for all prior periods presented.

(w)       Comparative Figures

Certain comparative figures have been reclassified in order to conform with the presentation adopted in the current year.

Short-term Investments	12 Months Ended
Dec. 31, 2011
Short-term Investments
Short-term Investments

3.                                      Short-term Investments

	December 31,	December 31,
	2011	2010
Commercial paper with a term of 7 days, payable or renewable on any weekday, bearing maximum interest at 3.2% per year	—	$1,512,447

Short-term investments	—	$1,512,447

Accounts Receivable - net	12 Months Ended
Dec. 31, 2011
Accounts Receivable - net
Accounts Receivable - net

4.                                      Accounts Receivable - net

	December 31,	December 31,
	2011	2010
Trade receivables (note 9)	$20,779,992	$26,208,393
Allowance for doubtful accounts	(3,927,914)	(4,212,922)
	$16,852,078	$21,995,471
Other receivables	982,329	374,825
Total accounts receivable	$17,834,407	$22,370,296

Accounts receivable with a carrying value of $5.5 million (RMB 35 million) were pledged as collateral for a bank loan (note 9).

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company determines the allowance based on known troubled accounts, historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay. The Company records its allowance for doubtful accounts based upon its assessment of various factors. As of December 31, 2011, the Company provided 100% allowance for accounts aged more than two years, approximately 55% allowance for accounts receivable aged between one year and two years, and approximately 6% allowance for accounts receivable aged less than one year.

The Company’s maximum exposure to credit risk at the balance sheet date relating to trade receivables is summarized as follows:

	December 31,	December 31,
	2011	2010
Aging within one year, net of allowance for doubtful accounts	$16,025,464	$19,745,688

Aging greater than one year, net of allowance for doubtful accounts	826,614	2,249,783
Total trade receivables	$16,852,078	$21,995,471

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

5.                                      Inventories

	December 31,	December 31,
	2011	2010
Raw materials	$3,230,727	$1,176,209
Work in progress	446,468	632,911
Finished goods	4,436,233	12,732,434
Inventories	$8,113,428	$14,541,554

For the year ended December 31, 2011, the Company charged $1,205,179 (2010 – $297,623; 2009 – $187,442) of excessive fixed production overhead to cost of sales.

In 2011, 2010 and 2009, cost of sales included provision of $4,034,169, $6,805,541, and $593,451, respectively for the estimated value of inventory likely to expire before being sold.

Long-term Inventories	12 Months Ended
Dec. 31, 2011
Long-term Inventories
Long-term Inventories

6.                                      Long-term Inventories

Long-term inventories represent H5N1 with remaining shelf lives over one year and H1N1 vaccines expired but government inspection has not been completed. These vaccines are for government stockpiling purpose.

	December 31,	December 31,
	2011	2010

Work in progress	$—	$317,857
Finished goods	5,248,237	77,659
Long-term inventories	$5,248,237	$395,516

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

7.                                      Property, Plant and Equipment

	December 31, 2011
		Accumulated	Net book
	Cost	Depreciation	Value
Construction in progress	$22,341,627	$—	$22,341,627
Plant and building	23,902,926	3,373,144	20,529,782
Land-use rights	11,639,714	679,504	10,960,210
Machinery and equipment	26,178,326	8,739,877	17,438,449
Motor vehicles	1,842,370	1,105,785	736,585
Office equipment and furniture	2,083,117	901,314	1,181,803
Leasehold improvement	3,658,617	1,219,192	2,439,425
Total	$91,646,697	$16,018,816	$75,627,881

	December 31, 2010
		Accumulated	Net book
	Cost	Depreciation	Value
Construction in progress	$11,421,734	$—	$11,421,734
Plant and building	22,274,540	2,354,501	19,920,039
Land-use rights	11,204,708	395,487	10,809,221
Machinery and equipment	22,912,867	6,169,987	16,742,880
Motor vehicles	1,773,515	690,932	1,082,583
Office equipment and furniture	2,022,351	632,059	1,390,292
Leasehold improvement	3,521,885	852,406	2,669,479
Total	$75,131,600	$11,095,372	$64,036,228

Land and building of Changping facilities of Sinovac Beijing with a net book value of $7.38 million (RMB 46.97 million) was pledged as collateral (note 9) for a bank loan from China Construction Bank.

Plant and building of Sinovac Beijing with a net book value of $3.4 million (RMB 21.5 million) was pledged as collateral (note 9) for a bank loan from Bank of Beijing.

Depreciation expense in 2011, 2010 and 2009 was $4,557,268, $3,685,480 and $1,841,261 respectively.

As at December 31, 2011, the accounts payable and accrued liabilities included $9,124,751 (December 31, 2010 - $3,958,740) for purchasing plant, property and equipment.

Loss on disposal and write down of equipment in 2011, 2010 and 2009 was $454,973, $1,237,685 and $169,678, respectively.

Licenses and Permits	12 Months Ended
Dec. 31, 2011
Licenses and Permits
Licenses and Permits

8.                                      Licenses and Permits

	December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,319,347	$3,319,347	$—
Combined inactivated hepatitis A&B	477,313	332,916	144,397
H5N1 licenses (note 23 (c))	1,444,675	252,818	1,191,857
Total	$5,241,335	$3,905,081	$1,336,254

	December 31, 2010
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,195,295	$3,073,516	$121,779
Combined inactivated hepatitis A&B	459,475	274,140	185,335
H5N1 licenses (note 23 (c))	1,190,000	148,750	1,041,250
Total	$4,844,770	$3,496,406	$1,348,364

(a)                                 Amortization expense for the licenses and permits was $268,345, $546,623 and $397,878 for the years ended December 31, 2011, 2010 and 2009, respectively.

(b)                                The estimated amortization expenses for the remaining useful lives are as follows:

2012	$120,000
2013	120,000
2014	120,000
2015	72,000
2016	72,000
Thereafter	832,254
Total	$1,336,254

The above amortization expense forecast is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of licenses and permits, and other events.

(c)                                  See note 1 regarding risks and uncertainties associated with licenses and permits.

Loans Payable	12 Months Ended
Dec. 31, 2011
Loans Payable
Loans Payable

9.                                      Loans   Payable

	December 31,	December 31,
	2011	2010
Bank loan (China Merchants Bank): RMB 10 million, bearing interest at 5.56% per year, interest is payable quarterly and the principal is payable on December 22, 2011.The loan was repaid on December 22, 2011.	$—	$1,512,447
Bank loan (China Merchants Bank): RMB 10 million, bearing interest at 20% above the prime rate of a one-year term loan published by the People’s Bank of China, currently at 7.872% per year. Interest is payable quarterly and the principal is payable on December 21, 2012. The loan agreement is under a general credit facility agreement with the same bank with a limit of RMB 30 million for the period from December 22, 2011 to December 21, 2012.	1,571,166	—
Bank loan (Industrial and Commercial Bank of China Limited): RMB 50 million, bearing interest at Bank of China’s prime rate for loans of nine months to one year plus 1.04% per year. Interest is payable monthly and the principal is payable on December 7, 2011. The loan was collateralized by the trade receivables of Sinovac Beijing with a carrying value of RMB 80 million. The loan was repaid on December 7, 2011.	—	7,562,237
Bank loan (Industrial and Commercial Bank of China Limited): RMB 20 million, bearing interest at 10% above Bank of China’s prime rate for loans of six months to one year plus 1.456% of financing fee per year, currently at 8.672% per year. Interest is payable monthly and the principal is payable on December 21, 2012. The loan is guaranteed by an unrelated third party, with a guarantee fee of $63,000 (RMB 400,000) over the term of the loan and the trade receivables of Sinovac Beijing with a carrying value of not lower than RMB 35 million is pledged to the guarantee company.	3,142,332	—
Bank loan (Bank of China): RMB 9 million, bearing interest at 5.31% per year, interest is payable quarterly and the principal is repayable on April 5, 2011. The loan is exclusively for H1N1 working capital. Subject to the terms and conditions pursuant to the agreement, Sinovac Beijing is required to maintain a debt to asset ratio less than 90% and daily balance of cash and cash equivalents not less than RMB 50 million. The loan was repaid on April 2, 2011.	—	1,361,203
Loans payable — current-term	$4,713,498	$10,435,887

	December 31,	December 31,
	2011	2010

Bank loan (China Construction Bank): RMB 76.5 million (December 31, 2010 — RMB 66.5 million), bearing interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.9% per year. The loan is exclusively for the purchase of the Changping facility. Interest is payable monthly. The total amount of the loan is $14.14 million (RMB 90 million) and is advanced to the Company in six installments according to the agreement. Land and building of the Changping facility of Sinovac Beijing with a net book value of $7.38 million (RMB 46.97 million) was pledged as collateral. The entire principal amount is payable on February 9, 2015.

	$12,019,420	$10,057,775
Bank loan (Bank of Beijing): RMB 33,745,050 bearing interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.9% per year. Interest is payable quarterly. The loan is for construction of the Changping facility and has a maximum credit amount of RMB 200 million. The loan is repayable on November 13, 2015. The Company also obtained a credit with a maximum quota for issuing letter of credits of RMB 80 million with the same bank. Plant and building of Sinovac Beijing with a net book value of $3.4 million (RMB 21.5 million) was pledged as collateral.	5,301,907	—

Loans payable — long-term	$17,321,327	$10,057,775

The weighted average effective interest rate was 6.71% and 5.56% in 2011 and 2010, respectively. In 2011, 2010, and 2009, the Company incurred $1,439,743, $1,163,551 and $914,546 interest costs, respectively, of which $251,891 (net of $711,738 loan interest subsidies received) (2010 - $nil and 2009 - $nil) have been capitalized in property, plant and equipment.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

10.                               Income Taxes

Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian are subject to income taxes in China on their taxable income as reported in their statutory accounts at a tax rate in accordance with the relevant income tax laws applicable to foreign investment enterprises.

On January 1, 2008, “The Law of the People’s Republic of China on Enterprise Income Tax” (the “Enterprise Income Tax Law”) became effective. This Enterprise Income Tax Law eliminated the previous preferential tax treatment that was available to the foreign invested enterprises (“FIEs”) but provided grandfathering of the preferential tax treatment currently enjoyed by the FIEs.  Under the Enterprise Income Tax Law, both domestic companies and FIEs are subject to an unified income tax rate of 25%. Sinovac Beijing reconfirmed its “High and New Technology Enterprise” (“HNTE”) status according to the new criteria and obtained the certificate on September 19, 2011. Sinovac Beijing qualifies for preferential income tax rate of 15% from 2011 to 2013.  The income tax rate will need to be reviewed every three years thereafter depending on whether or not Sinovac Beijing is in compliance with the “High and New Technology Enterprise” criteria. Tangshan Yian is subject to a 25% income tax rate but is subject to a preferential exemption from income taxes for two years and a 50% reduction in income taxes for the three years from 2008 to 2013. The unified income tax rate of 25% is also applicable to Sinovac R&D and Sinovac Dalian until they obtain HNTE certificates.

The Enterprise Income Tax Law provides that, if an enterprise incorporated outside the PRC has its “de facto management organization” located within the PRC, such enterprise may be recognized as a PRC tax resident enterprise and thus may be subject to enterprise income tax at the rate of 25% on its worldwide income. Under the Implementation Rules of the Enterprises Income Tax Law, “de facto management organization” means the organization which is essentially in charge of overall management and control with respect to the operation, personnel, books and accounts, and assets of the enterprise in question. As substantially all members of the management continue to be located in the PRC, the Company may be deemed a PRC tax resident enterprise and therefore be subject to an enterprise income tax rate of 25% on its worldwide income. The dividends that the Company receives from its PRC subsidiaries would be exempt from PRC withholding tax but be subject to income tax at 25% if the Company is recognized as a PRC tax resident.

If Sinovac Beijing had not been subject to the beneficial tax rate described above, the income tax expenses (net of non-controlling interest) would have been increased (decreased) by approximately $521,155 (RMB 3,373,697), ($2,545,830) (RMB17,254,418) and $2,622,861 (RMB 17,942,992), for the years ended December 31, 2011, 2010 and 2009, respectively.  Basic earnings (losses) per common share would have been approximately ($0.03), ($0.11), $0.41, and diluted earnings (losses) per common share would have been ($0.03), ($0.11), $0.40 for the years ended December 31, 2011, 2010 and 2009, respectively.

Pursuant to the double tax arrangement between Hong Kong and PRC, dividends paid by a foreign-invested enterprise in China to its direct holding company in Hong Kong are subject to withholding tax at a rate of 5%, or otherwise 10%. Whether the favorable rate will be applicable to dividends received by Sinovac Hong Kong from its PRC subsidiaries is subject to the approval of the PRC tax authorities because it is unclear whether Sinovac Hong Kong is considered as the beneficial owner of the dividends in substance. The PRC tax authorities have discretion to assess whether a recipient of the PRC-sourced income is only an agent or a conduit, or lacks the requisite amount of business substance, in which case the application of the tax arrangement may be denied. As of December 31, 2011, the deferred tax liability related to the withholding tax on undistributed earnings of Sinovac Beijing is $nil (December 31, 2010 - $1,005,186) based on 10%. As of December 31, 2011, the withholding tax on dividends declared to Sinovac Hong Kong is $1,730,201 (December 31, 2010 - $nil) based on a withholding tax rate of 10% and is included in income tax payable.  The withholding tax rate and amount are subject to the approval of the PRC tax authorities.

The Company was incorporated in Antigua and Barbuda, and has historically been involved in a number of business combinations and significant financing. As a result, the Company could be involved in various investigations, claims and tax reviews that arise in the ordinary course of business activities.

Income taxes are attributed to the operations in China and consist of:

	2011	2010	2009

Current	$2,221,408	$1,004,607	$9,878,698
Deferred	2,845,195	(1,708,489)	1,261,823
Total income tax expense (recovery)	$5,066,603	$(703,882)	$11,140,521

The reconciliation of income taxes at the statutory income tax rate in Antigua and Barbuda to income tax rate based on income before income taxes stated in the consolidated statements of income (loss) is as follows:

	2011	2010	2009
Income taxes resultant from capital gain	$—	$—	$2,485,556
Income taxes on dividend and interest income received from subsidiary	725,015	(420,237)	1,397,306
Loss of subsidiaries at higher rate in China	(2,055,694)	(1,897,897)	(650,715)
Income of the subsidiary (Sinovac Beijing) at higher rate in China	1,651,243	901,804	6,918,471
Changes in tax benefits not recognized	4,327,094	2,172,278	772,572
Non-deductible expenses	206,641	13,800	355,924
Future tax rate difference on current timing differences	432,924	(1,487,233)	(133,719)
Others	(220,620)	13,603	(4,874)
Income tax expense (recovery)	$5,066,603	$(703,882)	$11,140,521

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follow:

	2011	2010
Tax losses carried forward	$2,055,694	$1,897,897
Tax on accounts receivable provision	630,970	631,938
Excess of tax cost over net book value of certain assets	2,898,123	3,189,131
Less: valuation allowance	(5,165,673)	(2,529,835)
Total deferred tax assets	419,114	3,189,131
Less: current portion	—	(2,682,069)
Total deferred tax assets-long term	$419,114	$507,062

The Company determines deferred taxes for each tax-paying entity in each tax jurisdiction. The potential tax benefits arising from the losses incurred by its subsidiaries have not been recorded in the financial statements. The tax losses of its PRC subsidiaries in the amount of $8,930,894 (RMB 56,842,461) can be carried forward for five consecutive years against its profits starting from 2012 and will expire ranging from 2015 to 2017.

The Company evaluates its valuation allowance requirements at each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances change causes a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from continuing operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

A full valuation allowance has been provided for the current deferred income tax assets arising from Sinovac Beijing’s temporary differences.

The valuation allowance relating to losses carried forward of the PRC subsidiaries are still required as realization of this element of the potential tax benefit is still uncertain.

Non-controlling Interests	12 Months Ended
Dec. 31, 2011
Non-controlling Interests
Non-controlling Interests

11.                               Non-controlling Interests

Non-controlling interests represent the interest of non-controlling shareholders in Sinovac Beijing and Sinovac Dalian based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On October 1, 2011, the Company increased its ownership in Sinovac Beijing by an additional 1.53% through contributing the dividends declared to Sinovac Hong Kong but unpaid in the amount of $2,906,308 (RMB 18,605,600). An adjustment of $273,171 (RMB 1,640,336) resulted from the difference between the adjustment to the carrying amount of the non-controlling interest in Sinovac Beijing and the consideration was charged to additional paid-in capital. The non-controlling interest in Sinovac Beijing was 28.44% prior to October 1, 2011 and was 26.91% after October 1, 2011. The non-controlling interest in Sinovac Dalian was 70% for the period from the incorporation to December 27, 2010 and was 45% as of December 31, 2010 (note 15).

Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2011
Related Party Transactions and Balances
Related Party Transactions and Balances

12.                               Related Party Transactions and Balances

Related party transactions and balances not disclosed elsewhere in the consolidated financial statements are as follows:

(a)                                 Unsecured, non-interest bearing. The loan to the non-controlling shareholder was in lieu of dividend.

	December 31,	December 31,
	2011	2010

Due from Sino Bioway Biotech Group Holding Ltd., (“Sino Bioway”), a non-controlling shareholder of Sinovac Beijing	$—	$3,397,522

(b)                                The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	2011	2010	2009
Rent expenses incurred to Sino Bioway	$804,565	$581,941	$503,136

In 2004, the Company entered into two operating lease agreements with Sino Bioway with respect to Sinovac Beijing’s production plant and laboratory in Beijing, China with annual lease payments totaling $216,062 (RMB 1,398,680). The leases commenced on August 12, 2004 and have a term of 20 years. One of the lease agreements was amended on August 12, 2010 with the rent increased from $69,916 (RMB 452,600) to $209,747 (RMB 1,357,800) per year.

In June 2007, the Company entered into another operating lease agreement with Sino Bioway, with respect to the expansion of Sinovac Beijing’s production plant in Beijing, China for an annual lease payment of $315,636 (RMB 2,043,270). The lease commenced in June 2007 and has a term of 20 years.

In September 2010, the Company entered into another operating lease agreement with Sino Bioway with respect to expansion of Sinovac R&D’s business on research and development for an annual lease payment of $133,035 (RMB 861,202). The lease commenced on September 30, 2010 and has a term of 5 years. Included in current and long-term prepaid expenses and deposits as at December 31, 2011, is $543,965 (RMB 3,462,172) (December 31, 2010, $653,888 (RMB 4,323,374)), representing prepaid lease payments made to this related party.

(c)

During 2011, 2010 and 2009, the Company incurred $274,812, $176,032 and $121,119 respectively, to directors of the Company, relating to management consulting services and director fees. Included in accounts payable and accrued liabilities as at December 31, 2011 is $168,818 (December 31, 2010 - $56,250; December 31, 2009 - $32,000).

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

13.                               Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2011 and December 31, 2010 consisted of the following:

	December 31, 2011	December 31, 2010
Trade payables	$2,945,096	$970,114
Machinery and equipment payables	4,094,238	1,303,361
Payable on acquisition of Changping assets	5,030,513	2,655,379
Accrued expenses	4,119,443	6,964,825
Value added tax payable	911,286	142,556
Other tax payable	536,735	331,295
Withholding personal income tax	1,201,628	1,109,318
Bonus and benefit payables	5,759,425	5,478,793
Other payables	4,924,131	3,135,549
Total	$29,522,495	$22,091,190

In February 2010, Sinovac Beijing purchased the facility located in Changping District, Beijing, China for $19.42 million (RMB123.6 million). To finance the acquisition, Sinovac Beijing entered into a loan agreement with China Construction Bank to borrow total RMB 90 million on February 10, 2010 (note 9). As of December 31, 2011, Sinovac Beijing made total payments of $14.16 million (RMB 90.1 million). The balance of the payable will be repaid in one payment of RMB 10 million on June 30, 2012 and one payment of RMB 23.5 million on December 31, 2012. The payable was discounted at a rate of 5.40%. Accretion expense in the amount of $377,410 (2010 - $117,064, 2009 - $nil) was included in interest and financing expenses.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

14.                               Commitments and Contingencies

(a)                                 Operating Lease Commitments

The Company leases production plant and laboratory under operating leases (note 12 (b)). Rental expense amounted to $804,565, $581,941 and $503,136 in 2011, 2010 and 2009, respectively.

Minimum future rental payments under operating leases for the years ending December 31 are as follows:

2012	$805,000
2013	805,000
2014	805,000
2015	805,000
2016	805,000
Thereafter	5,851,970
Total minimum future payments	$9,876,970

(b)                                 Other Commitments

In addition to commitments disclosed in note 23, commitments related to R&D expenditures are approximately $241,472 as at December 31, 2011.

Commitments related to capital expenditures are approximately $3,407,057.

Incorporation of Sinovac Dalian and Acquisition of Additional 25% Interest of Sinovac Dalian	12 Months Ended
Dec. 31, 2011
Incorporation of Sinovac Dalian and Acquisition of Additional 25% Interest of Sinovac Dalian
Incorporation of Sinovac Dalian and Acquisition of Additional 25% Interest of Sinovac Dalian

15.                           Incorporation of Sinovac Dalian and Acquisition of Additional 25% Interest of Sinovac Dalian

The Company, through its subsidiary, Sinovac Hong Kong, incorporated Sinovac Dalian on January 19, 2010. Upon incorporation, the non-controlling interest shareholder of Sinovac Dalian contributed assets in the amount of $20,477,416 (RMB140 million) to own 70% interest in Sinovac Dalian. Sinovac Hong Kong contributed cash in the amount of $8,776,036 (RMB 60 million) to own 30% interest in Sinovac Dalian. Upon incorporation, the non-controlling interest was recorded at the fair value of $20,477,416 (RMB140 million). The transaction was accounted for as an asset acquisition. The Company consolidated Sinovac Dalian from the date of incorporation due to its control of Sinovac Dalian’s board of directors by holding two of three board seats.

On December 27, 2010, the Company purchased an additional 25% interest in Sinovac Dalian. An adjustment of $1,112,527 (RMB7,355,807) resulted from the difference between the adjustment to the carrying amount of the non-controlling interest in Sinovac Dalian and the cash consideration was charged to additional paid-in capital.

Common Stock	12 Months Ended
Dec. 31, 2011
Common Stock
Common Stock

16.                           Common Stock

Share Capital

In 2009, the Company repurchased 249,734 shares of common stock through open-market transactions on NYSE AMEX, at an average price of $1.34 per share, for a total consideration of $335,831.

In 2009, the Company cancelled 542,767 shares of common stock which were repurchased in the open market.

In 2009, the Company issued 234,100 shares of common stock on the exercise of employee stock options with exercise price of $2.40 to $3.20 per share, for total proceeds of $697,320. In 2009, the Company received further cash proceeds of $4,035 on the exercise of stock options for which the shares were issued subsequent to December 31, 2009.

In 2010, the Company issued a total 11,500,000 shares of common stock at $5.75 per share, including 1,500,000 shares of common stock pursuant to the full exercise of the underwriters’ over-allotment option. The Company received net proceeds of $61,845,306 after deducting underwriters’ commissions and offering expenses of approximately $4,279,694.

In 2010, the Company issued 220,700 shares of common stock on the exercise of employee stock options with exercise prices ranging from $1.60 to $2.69 per share, for total proceeds of $409,955.

In 2011, the Company issued 468,000 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share, for total proceeds of $748,000. In 2011, the Company received further cash proceeds of $3,360 on the exercise of stock options for which the shares were issued subsequent to December 31, 2011.

Stock Options	12 Months Ended
Dec. 31, 2011
Stock Options
Stock Options

17.                               Stock Options

(a)                                 Stock Option Plan

The board of directors approved a stock option plan (the “Plan”) effective November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company’s common stock. The Plan expires on November 1, 2023. Up to 10% of the Company’s then outstanding common stocks were reserved for issuance under the plan. As of December 31, 2011, 80,100 shares of common stock under the options plan remained available. Each stock option entitles its holder to purchase one share of common stock of the Company.  Options may be granted for a term not exceeding 10 years from the date of grant.  The Plan is administered by the board of directors.

In January 2009, the Company granted 1,708,500 options to directors, officers and certain employees with an exercise price of $1.60, being the quoted market price of the Company’s shares at the time of grant. These options vest in installments from January 10, 2010 to April 10, 2012 and expire on January 10, 2014. The Company did not grant any stock options in 2010. In December 2011, the Company granted 767,000 options to employees with an exercise price of $2.37, being the quoted market price of the Company’s shares at the time of grant. These options vest in installments from December 26, 2012 to March 26, 2015, and expire on December 25, 2017.

(b)                                 Valuation Assumptions

The following assumptions were used in determining stock based compensation costs under the Black-Scholes option pricing model:

	2011	2010	2009
Expected volatility	86.91%	—	75.80%
Risk-free interest rate	0.36%	—	1.38%
Expected life (years)	3.24	—	2.26
Dividend yield	Nil	—	Nil
Estimated forfeiture rate	10%	—	7%

The weighted average fair value of options granted in 2011 and 2009 was $1.35 and $0.70 per option, respectively.

The expected volatility related to 2011 grants and 2009 grants is based on the Company’s historical stock prices. Computation of expected life was estimated after considering the contractual terms of the stock-based award, vesting schedules and expectations of future employee behaviour. The interest rate for period within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant.

(c)                                  Stock-based Payment Award Activity

A summary of the Company’s stock options activities is presented below:

		Weighted Average	Aggregate Intrinsic
	Number	Exercise Price	Value
Outstanding as at December 31, 2009	1,783,500	1.66
Exercised	(220,700)	1.88
Forfeited	(65,400)	1.60
Outstanding as at December 31, 2010	1,497,400	1.63
Granted	767,000	2.37
Expired	(30,000)	3.23
Exercised	(468,000)	1.60
Forfeited	(37,900)	1.60
Outstanding as at December 31, 2011	1,728,500	$1.90	$576,900

Exercisable at December 31, 2011	801,700	$1.60	$481,020

Options Outstanding				Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life	Price	Exercisable	Life	Price

$1.60	961,500	2.06	$1.60	801,700	2.06	$1.60
$2.37	767,000	5	$2.37	—	—	—
	1,728,500	3.36	$1.90	801,700	2.06	$1.60

Included in selling, general and administrative expenses are $206,301, $459,901 and $422,860 of stock-based compensation in 2011, 2010 and 2009, respectively. Stock-based compensation expense is charged to operations over the vesting period of the options using the straight-line amortization method.

Aggregate intrinsic value of the Company’s stock options is calculated as the difference between the exercise price of the options and the quoted price of the common shares that were in-the-money. The aggregate intrinsic value of the Company’s stock options exercised under the Plan was $995,444, $604,222 and $1,539,669 in 2011, 2010 and 2009, respectively, determined as of the date of exercise of option.

As at December 31, 2011, there was $1,043,765 of unrecognized compensation cost related to non-vested stock options granted under the Plan. That cost is expected to be recognized over a period of 39 months. The estimated fair value of stock options vested during 2011, 2010 and 2009 was $416,325, $528,675 and $22,960, respectively.

Distribution of Profit	12 Months Ended
Dec. 31, 2011
Distribution of Profit
Distribution of Profit

18.                               Distribution of Profit

Pursuant to Chinese company law applicable to foreign investment companies, the Company’s subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian, are required to maintain statutory surplus reserves, which include a general reserve and an enterprise expansion reserve. As a solely foreign invested enterprise, Tangshan Yian could only maintain a general reserve. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the general reserve after the general reserve is equal to 50% of the subsidiaries registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity and are not distributable other than upon liquidation.

For the year ended December 31, 2011, Sinovac Beijing appropriated 10% (2010 -10%; 2009 -10%) and nil (2010 - 5%; 2009 - 5%) of its after-tax profit, determined under the relevant Chinese accounting regulations, to the general reserve and the enterprise expansion reserve, respectively.  For the year ended December 31, 2011, the general reserve and the enterprise expansion reserve appropriated are $335,161 (RMB 2,133,203), (2010 - $1,073,240 (RMB 7,096,045); (2009 - $2,875,711 (RMB 19,661,240)) and nil, (2010 - $536,619 (RMB 3,548,023); (2009 - $1,437,856 (RMB 9,830,620)) respectively.

Pursuant to the same Chinese company law, the Company’s subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian can transfer, at the discretion of their respective boards of directors, a certain amount of their annual net income after taxes as determined under the relevant PRC GAAP to a staff welfare and bonus fund.  For the year ended December 31, 2011, the board of directors of Sinovac Beijing approved $167,580 (RMB 1,066,601); (2010 - $536,619 (RMB 3,548,023); (2009 - $1,437,856 (RMB 9,830,620)) for contribution to such fund which shall be utilized for collective staff benefits. The amounts appropriated to the staff welfare and bonus fund were charged against income and the related provisions were reflected as accrued liabilities in the consolidated balance sheets.

Tangshan Yian recorded a net loss for each of the three years in the period ended December 31, 2011, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Sinovac R&D and Sinovac Dalian have not made any profit since inception, so no appropriation to the statutory surplus reserves and staff welfare and bonus was made.

Dividends declared by the Company’s subsidiaries are based on the distributable profits as reported in their statutory financial statements. In 2011, Sinovac Beijing declared a dividend of $5,862,676 (RMB 38,608,654) related to the profits of 2010 (2010 - $3,285,902 (RMB 22,463,737), 2009 - $3,849,501 (RMB 26,319,722)) to the non-controlling shareholder of Sinovac Beijing. On January 18, 2012, Sinovac Beijing declared a dividend of $795,106 (RMB5,060,612) related to the profits of 2011. As of December 31, 2011, the Company has $795,106 dividend payable (December 31, 2010 - $nil).

In addition to the above reserves, transferring net assets from the Chinese subsidiaries to the Company in the form of dividend payments, loans or advances also requires the Company and certain shareholders to comply with certain administrative rules prescribed by the relevant Chinese government authorities.

Pursuant to the relevant PRC company laws and regulations, the Company’s PRC subsidiaries’ paid-in capital and statutory surplus reverses that are restricted from transfer or dividend distribution amounted to $86.2 million (RMB 548.9 million) and $72.2 million (RMB 477.1 million) as of December 31, 2011 and 2010.

Deferred Government Grants	12 Months Ended
Dec. 31, 2011
Deferred Government Grants
Deferred Government Grants

19.                               Deferred Government Grants

Deferred government grants (current) represent research and development grants received, net of research and development expenditures incurred. In 2011, the Company received $893,149 (RMB 5,781,800) (2010 - $372,012 (RMB 2,521,760)) in government grants for research and development expenses.

Deferred government grants (non-current) included $2,277,428 (RMB 14,495,147) (December 31, 2010 - $2,464,565 (RMB 16,295,212)) being the unamortized portion of the amount that the Company received in 2007 for construction of a pandemic influenza vaccine production facility. The condition of receiving the production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government. Government grant relating to the production facility recognized in income was $278,067, $265,547 and $197,347 in 2011, 2010 and 2009, respectively.

In 2011, the Company received $699,776 (RMB 4,530,000) (2010 - $nil) interest subsidy related to the Changping facility construction project and recorded as a reduction to interest capitalized (note 9).

In 2011, the Company received $331,135 (RMB 2,143,600) (2010 - $nil) general incentives from the government and recorded it in government grants recognized as income in statement of income.

In 2011, the Company received $595,883 (RMB 3,857,450) (2010 - $147,521 (RMB1,000,000)) interest subsidy from the government and recorded it as a reduction to interest and financing expenses in statement of income.

Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue
Deferred Revenue

20.                               Deferred Revenue

The current deferred revenue included $97,412 (December 31, 2010 - $7,712,996) received from the Chinese government for stockpiling of H5N1 vaccines which would expire within one year and $332,004 (December 31, 2010 - $1,994,681) of HA vaccines products in advances from customers.

The long-term deferred revenue included $10,369,695 (December 31, 2010 - $3,478,629) received from the Chinese government for stockpiling of H5N1 vaccines.

Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) per Share
Earnings (Loss) per Share

21.                           Earnings (Loss) per Share

Earnings (loss) per share was calculated as follows:

	2011	2010	2009
Net income (loss) attributable to the stockholders	$(844,696)	$(8,507,344)	$19,958,388

Basic weighted average number of common shares outstanding	54,608,919	53,064,968	42,580,945
Dilutive effect of stock options	—	—	394,062
Diluted weighted average number of common shares outstanding	54,608,919	53,064,968	42,975,007
Basic earnings (loss) per share	$(0.02)	$(0.16)	$0.47
Diluted earnings (loss) per share	$(0.02)	$(0.16)	$0.46

For the years ended December 31, 2011 and 2010, the basic and diluted loss per share are the same as including the additional potential common stock equivalents would have an anti-dilutive effect on the loss per share calculation.

Segmented Information	12 Months Ended
Dec. 31, 2011
Segmented Information
Segmented Information

22.                               Segmented Information

The Company operates exclusively in the biotech sector. The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operation is managed and evaluated, the availability of separate financial results and materiality considerations. All revenues are generated in China. Total long-lived assets of $76,964,135 (December 31, 2010 - $65,384,592) including property, plant and equipment and license and permits are all located in mainland China. The Company’s total assets by geographic location are as follows:

	December 31, 2011	December 31, 2010
Assets
Mainland China	$170,662,019	$160,814,672
Hong Kong	45,246,110	53,543,252
Total	$215,908,129	$214,357,924

The Company’s revenues by product are as follows:

	2011	2010	2009
Sales
Inactivated hepatitis vaccines	$26,939,386	$16,200,844	$39,242,901
Influenza vaccines	29,902,506	17,200,582	44,954,281
Total	$56,841,892	$33,401,426	$84,197,182

Sales of H1N1 and H5N1 vaccines represent 24.6% and 13.7%, respectively, of total revenue in 2011 (2010 – 21.5% and 7.2%, respectively, 2009 – 35.3% and 0.1%, respectively). The H1N1 and H5N1 vaccines were all sold to the Chinese government. The Company’s sales of H1N1 and H5N1 vaccines are dependent on government purchases. Loss of such government purchases would have a material adverse effect on the Company’s total sales.

The Company’s revenues are attributed to geographic locations as follows:

	2011	2010	2009
Sales
Mainland China	$56,407,130	$32,981,974	$84,122,913
Foreign countries	434,762	419,452	74,269
Total	$56,841,892	$33,401,426	$84,197,182

Collaboration Agreements	12 Months Ended
Dec. 31, 2011
Collaboration Agreements
Collaboration Agreements

23.                               Collaboration Agreements

(a)

On March 12, 2009, the Company entered into a technology transfer agreement (with an amendment entered on December 14, 2011) with Tianjing CanSino Biotechnology Inc. to develop a pneumococcal vaccine. The collaboration term under the technology transfer agreement is from March 12, 2009 to eight years after the first sales of the vaccine developed under the technology transfer agreement in Chinese market.

Under the terms of the technology transfer agreement, the Company will make milestone payments of up to $3 million and royalty payments ranging from percentages falling in the teens for the portion of the net sales in Chinese market less than RMB 100 million and the single digits for net sales in Chinese market in excess of RMB 100 million. Both parties will work together to develop international markets for the products.

On December 14, 2011, an amendment agreement was signed for the payment of $300,000 for transfer of additional 6 serotypes and related technology. As of December 31, 2011, the Company incurred milestone payments of $1 million.

(b)

On August 18, 2009, the Company entered into a patent license agreement with the National Institutes of Health (“PHS”), an agency of the United States Public Health Services within the Department of Health and Human Services. PHS has granted the Company a non-exclusive license to make and use certain of its products. PHS has also granted the Company the right to use certain associated information for development of its licensed products.

The Company has agreed to pay PHS a license issue royalty of $80,000 and a non-refundable minimum annual royalty of $7,500, and royalty payments on net sales with a range in single digits depending on the sales territory and the customers. The Company has also agreed to pay PHS benchmark royalties upon achieving each benchmark as specified in the patent license agreement. In 2011, the Company recorded a license issue royalty of $21,125 (2010 $ - 7,500; 2009 $ - 90,274) in research and development expenses.

(c)

The Company licensed from MedImmune, LLC certain rights to use patented reverse genetics technology pertaining to virus strain production for vaccines, including the H5N1 influenza virus strain. The Company has agreed to pay an upfront license fee, milestone payments of up to an aggregate of $6.5 million based upon achievement of cumulative net sales of licensed products in China (including Hong Kong and Macau), as well as royalty payments in single digit of net sales of the licensed products in China (including Hong Kong and Macau). As of December 31, 2011, an upfront license fee was included in the account payable and accrued liabilities. No milestone payments have been paid or are payable because the cumulative net sales target has not been achieved.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

24.                               Subsequent Events

On March 15, 2012, Sinovac Dalian borrowed a loan of $3.14 million (RMB 20 million) from its non-controlling shareholder, bearing interest at 7.2% per year and interest is payable monthly. The loan is payable on March 14, 2014.